Employee Benefits - Schedule of Net Pension Cost and Funded Status (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule Of Net Pension Cost And Funded Status [Line Items]
Net pension cost charged to Salaries and employee benefits	$ 16,000
First Independence's funded status as of July 1	109.41%
Contributions paid to the plan	$ 50
First Independence Corporation and Subsidiary [Member]
Schedule Of Net Pension Cost And Funded Status [Line Items]
First Independence's funded status as of July 1	100.93%